Share-Based Compensation	12 Months Ended
Jan. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

14.    Share-Based Compensation

Share-Based Compensation Plans.    On June 8, 2009, the Company’s shareholders approved the 2009 Long Term Incentive Plan (2009 LTIP). The plan provides for the issuance of a variety of awards, including stock options, share appreciation rights (sometimes referred to as SARs), restricted shares, restricted share units (RSUs), deferred share units and performance awards. A total of 6,250,000 shares were originally reserved for issuance under the 2009 LTIP, subject to adjustments as provided for in the plan.

In addition to the 2009 LTIP, at January 31, 2012, the Company had stock based compensation awards outstanding under the following plans: the 2004 Long Term Incentive Plan (2004 LTIP), the 2000 Stock Option Plan, the 2000 Employee Share Purchase Plan, the 2004 Non-Employee Directors Share Incentive Plan (2004 Directors Incentive Plan) and the Non-Employee Directors Share Option Plan (Directors Option Plan).

Since the adoption of the 2009 LTIP, no additional awards may be made pursuant to the 2004 LTIP. In addition, the Company no longer grants awards under the 2000 Stock Option Plan and the Directors Option Plan. Vesting of these awards occurs over different periods, depending on the terms of the individual award.

2009 LTIP.    Options granted under the 2009 LTIP generally vest over a period of three to five years beginning on the first anniversary of the grant date, however the term of vesting may differ when it is established at the time of grant. Incentive options generally vest only as long as participants remain employees of the Company. The maximum contractual term of options granted in this plan is 10 years. RSUs vest and convert into ordinary shares of the Company generally over a period between three and five years, however the term of vesting may differ when it is established at the time of grant. Granted but unvested RSUs are generally forfeited upon termination of employment. Performance based awards generally vest and convert into ordinary shares of the Company at the end of the performance period should the performance criteria be met. At January 31, 2013 and 2012, there were 3,359,568 and 4,258,032 shares, respectively, available for grant under the plan.

The following tables summarize option and RSU activity under the 2009 LTIP:

	2009 LTIP (Options)
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable	Expected to vest
Shares subject to stock options	183,983	234,477	—	—	418,460	66,934	346,909
Weighted average exercise price	$19.73	$16.81	$—	$—	$18.09	$19.13	$17.90
Weighted average grant date fair value		$6.97
Weighted average remaining contractual term (years)					8.8	8.1	8.9
Aggregate intrinsic value					$18	$18	$—

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	8,408	179,961	—	(4,386)	183,983	8,408
Weighted average exercise price	$12.58	$20.07	$—	$20.07	$19.73	$12.58
Weighted average grant date fair value		$8.77
Weighted average remaining contractual term (years)					9.2	8.4
Aggregate intrinsic value					$19	$19

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	—	8,408	—	—	8,408	8,408
Weighted average exercise price	$—	$12.58	$—	$—	$12.58	$12.58
Weighted average grant date fair value		$5.86
Weighted average remaining contractual term (years)					9.4	9.4
Aggregate intrinsic value					$78	$78

The aggregate intrinsic value in the table above represents the total pretax intrinsic value (the difference between the exercise price and the Company’s closing stock price on the last trading day of fiscal 2013, multiplied by the number of in-the-money options) that would have been received by the option holders if the options had been exercised on January 31, 2013. At January 31, 2013, there were 8,408 in-the-money options under the 2009 LTIP.

	2009 LTIP (RSUs)
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	1,557,424	936,754	(373,131)	(141,466)	1,979,581	1,788,846
Weighted average grant date fair value	$18.44	$16.29	$17.89	$17.01	$17.34	$17.34
Weighted average remaining contractual term (years)					1.8	1.8
Aggregate intrinsic value					$29,219	$26,403

	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,016,552	827,162	(224,894)	(61,396)	1,557,424
Weighted average grant date fair value	$16.95	$19.87	$17.14	$17.78	$18.44
Weighted average remaining contractual term (years)					3.7
Aggregate intrinsic value					$23,190

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	46,232	1,017,053	(25,667)	(21,066)	1,016,552
Weighted average grant date fair value	$13.05	$17.04	$13.21	$17.14	$16.95
Weighted average remaining contractual term (years)					4.1
Aggregate intrinsic value					$22,224

The aggregate intrinsic value in the table above represents the number of unvested RSUs multiplied by the Company’s closing stock price on the last trading day of fiscal 2013.

2004 Long-Term Incentive Plan. The Company’s 2004 LTIP provided for the issuance of a variety of awards, including incentive and non-qualified stock options, SARs, restricted shares, RSUs, deferred share units, and performance based awards. Options granted under the 2004 LTIP generally vest over a period of three to five years beginning on the first anniversary of the grant date. Incentive options generally vest only as long as participants remain employees of the Company. The maximum contractual term of options granted under this plan is 10 years. RSUs vest and convert into ordinary shares of the Company generally over a period between three and five years, however the term of vesting may differ when it is established at the time of grant. Granted but unvested RSUs are generally forfeited upon termination of employment. Performance based awards vest and convert into ordinary shares of the Company at the end of the performance period should the performance criteria be met.

The following tables summarize option and RSU activity under the 2004 LTIP:

	2004 LTIP (Options)
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable	Expected to vest
Shares subject to stock options	1,437,585	—	(15,000)	(116,584)	1,306,001	1,298,501	7,097
Weighted average exercise price	$20.32	$—	$16.64	$21.56	$20.24	$20.26	$16.64
Weighted average remaining contractual term (years)					2.8	2.8	1.5
Aggregate intrinsic value			$13		$18	$209	$—

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,582,102	—	(53,550)	(90,967)	1,437,585	1,366,973
Weighted average exercise price	$20.51	$—	$16.32	$25.66	$20.32	$20.64
Weighted average remaining contractual term (years)					3.7	3.6
Aggregate intrinsic value			$266		$230	$153

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,827,663	—	(87,488)	(158,073)	1,582,102	1,426,962
Weighted average exercise price	$20.32	$—	$15.62	$20.94	$20.51	$21.04
Weighted average remaining contractual term (years)					4.6	4.3
Aggregate intrinsic value			$98		$4,620	$3,568

At January 31, 2013, there were 166,836 in-the-money options under the 2004 LTIP.

	2004 LTIP (RSUs)
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	868,048	—	(493,675)	(35,055)	339,318	327,699
Weighted average grant date fair value	$17.90	$—	$20.08	$16.65	$14.72	$14.72
Weighted average remaining contractual term (years)					0.6	0.6
Aggregate intrinsic value					$5,008	$4,837
	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,319,950	—	(366,638)	(85,264)	868,048
Weighted average grant date fair value	$18.05	$—	$18.36	$18.09	$17.90
Weighted average remaining contractual term (years)					1.6
Aggregate intrinsic value					$12,925

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	1,794,895	—	(402,944)	(72,001)	1,319,950
Weighted average grant date fair value	$18.00	$—	$17.40	$17.21	$18.05
Weighted average remaining contractual term (years)					1.8
Aggregate intrinsic value					$28,907

2000 Stock Option Plan.    The 2000 Stock Option Plan provided for the issuance of incentive and non-qualified stock options to the Company’s directors, executives, employees and consultants. The maximum contractual term of options granted under the plan is 10 years from grant date.

The following table summarizes option activity under the 2000 Stock Option Plan:

	2000 Stock Option Plan
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	438,150	—	(260,000)	—	178,150	178,150
Weighted average exercise price	$8.74	$—	$7.51	$—	$10.53	$10.53
Weighted average remaining contractual term (years)					0.4	0.4
Aggregate intrinsic value			$2,307		$753	$753

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	570,775	—	(132,625)	—	438,150	438,150
Weighted average exercise price	$8.57	$—	$8.03	$—	$8.74	$8.74
Weighted average remaining contractual term (years)					1.0	1.0
Aggregate intrinsic value			$1,539		$2,696	$2,696

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	1,113,564	—	(516,371)	(26,418)	570,775	570,775
Weighted average exercise price	$7.44	$—	$6.42	$4.95	$8.57	$8.57
Weighted average remaining contractual term (years)					1.9	1.9
Aggregate intrinsic value			$7,607		$7,607	$7,607

At January 31, 2013, there were 178,150 in-the-money options under the 2000 Stock Option Plan.

2004 Non-Employee Directors Share Incentive Plan.    The 2004 Directors Incentive Plan was approved by the shareholders on June 25, 2004, and provides for the issuance of restricted shares, RSUs, elective grants and deferred share units to the Company’s non-employee directors. A total of 600,000 shares were originally reserved for issuance under this plan, subject to adjustments as provided for in the plan. The 2004 Directors Incentive Plan terminates on June 25, 2014.

RSUs vest and convert into the right to receive ordinary shares of the Company on the date immediately preceding the annual meeting which follows the award. Granted but unvested units are forfeited upon termination of office, subject to the directors’ rights to defer receipt of any restricted shares. At January 31, 2013 and 2012, there were 401,898 and 437,778 shares, respectively, available for grant under the plan.

The following table summarizes RSU activity under the 2004 Non-Employee Directors Share Incentive Plan:

	2004 Directors Incentive Plan
	January 31, 2013
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding	Expected to vest
Restricted stock units	31,318	35,880	(31,318)	—	35,880	35,880
Weighted average grant date fair value	$19.00	$15.05	$19.00	$—	$15.05	$15.05
Weighted average remaining contractual term (years)					0.4	0.4
Aggregate intrinsic value					$530	$530
	January 31, 2012
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	39,970	31,318	(39,970)	—	31,318
Weighted average grant date fair value	$14.01	$19.00	$14.01	$—	$19.00
Weighted average remaining contractual term (years)					0.4
Aggregate intrinsic value					$466

	January 31, 2011
	Beginning outstanding	Granted	Vested	Cancelled	Ending outstanding
Restricted stock units	30,457	39,970	(30,457)	—	39,970
Weighted average grant date fair value	$12.36	$14.01	$12.36	$—	$14.01
Weighted average remaining contractual term (years)					0.4
Aggregate intrinsic value					$914

Non-Employee Directors Share Option Plan.    The Directors Option Plan provided for the issuance of options to purchase ordinary shares to each of the Company’s non-employee directors. Under the Director Option Plan, non-executive directors received an initial grant to purchase 45,000 ordinary shares on the day they joined the Company’s Board. The plan also provided that each non-employee director receive options to purchase 9,000 ordinary shares on the date of each of the Company’s annual meetings, excluding the annual meeting in the year the director joined the Board. The option exercise price was equal to the fair market value of the underlying ordinary shares as of the grant date. Options granted under the Directors Option Plan vest in three annual increments, beginning one year from the grant date. The options expire ten years from the grant date unless terminated earlier as provided for in the plan.

The following table summarizes option activity under the Directors Option Plan:

	Directors Option Plan
	January 31, 2013
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	69,000	—	(15,000)	—	54,000	54,000
Weighted average exercise price	$11.04	$—	$8.80	$—	$11.66	$11.66
Weighted average remaining contractual term (years)					0.8	0.8
Aggregate intrinsic value			$81		$168	$168

	January 31, 2012
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	72,000	—	(3,000)	—	69,000	69,000
Weighted average exercise price	$10.80	$—	$5.31	$—	$11.04	$11.04
Weighted average remaining contractual term (years)					1.6	1.6
Aggregate intrinsic value			$41		$266	$266

	January 31, 2011
	Beginning outstanding	Granted	Exercised	Cancelled	Ending outstanding	Exercisable
Shares subject to stock options	81,000	—	(9,000)	—	72,000	72,000
Weighted average exercise price	$10.33	$—	$6.57	$—	$10.80	$10.80
Weighted average remaining contractual term (years)					2.5	2.5
Aggregate intrinsic value			$134		$720	$720

At January 31, 2013, there were 54,000 in-the-money options under the Directors Option Plan.

2000 Employee Share Purchase Plan. The 2000 Employee Share Purchase Plan provides the Company’s employees (including employees of selected subsidiaries where permitted under local law) the opportunity to purchase ordinary shares through accumulated payroll deductions. A total of 1,200,000 ordinary shares were originally reserved for issuance under this plan, subject to adjustments as provided for in the plan. During the year ended January 31, 2013 and 2012, the Company issued 18,399 and 25,852, ordinary shares under the plan, respectively.

Eligible employees become plan participants by completing subscription agreements authorizing payroll deductions which are used to purchase the ordinary shares. The plan is administered in quarterly offering periods. The purchase price under the plan was set at 100% of the fair market value of the Company’s ordinary shares on the last day of each offering period. Employee payroll deductions cannot exceed 10% of a participant’s current compensation and are subject to an annual maximum of $25.

As of January 31, 2013, there was approximately $27,412 of total unrecognized compensation cost related to all the unvested share-based compensation arrangements granted under all the Company’s share-based compensation plans. That cost is expected to be recognized over a weighted-average period of 2.6 years.

The Company recognizes compensation expense for all share-based payments in accordance with ASC 718, Compensation — Stock Compensation. Under the fair value recognition provisions of ASC 718, the Company recognizes share-based compensation expense, net of an estimated forfeiture rate, over the requisite service period of the award.

For equity classified awards, the Company recognizes compensation expense using the straight-line attribution method, net of estimated forfeiture rates, over the requisite service periods of the awards. The requisite service period is typically consistent with the vesting period.

Fair value associated with stock options is determined using the Black-Scholes Model (BSM). The fair value of restricted stock awards equals the market price of the Company’s common stock on the grant date of the awards. As ASC 718 requires that share-based compensation expense be based on awards that are ultimately expected to vest, share-based compensation expense has been reduced for estimated forfeitures. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. When estimating forfeitures, the Company considers voluntary termination behaviors as well as historical trends of awards forfeitures.

The determination of the fair value of option awards is based on the date of grant and is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These variables include the Company’s expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free rate of return and expected dividends.

The impact of stock option compensation costs was determined under the BSM, using the following weighted average assumptions:

	Fiscal years ended January 31,
	2013	2012	2011
Risk free rate of return, annual	2%	2%	3%
Expected term	6.0 years	5.9 years	7.0 years
Expected volatility	42%	44%	43%
Dividend yield	0.3%	0.3%	0.5%

The Company’s computation of expected volatility is partly based on the historical volatility of the Company’s stock. The Company’s computation of expected term is determined based on historical experience of similar awards, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee behavior. The risk free rate of return for the expected term of the award is based on the U.S. Treasury yield curve in effect at the time of grant.

A summary of stock options outstanding and exercisable pursuant to the Company’s share-based compensation plans is as follows:

	Options outstanding			Options exercisable
Range of Exercise Prices	Number of shares outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number of shares exercisable	Weighted average exercise price
2009 LTIP
$12.58 — $16.33	8,408	7.4	$12.58	8,408	$12.58
$16.34 — $20.07	410,052	8.8	$18.21	58,526	$20.07

2004 LTIP
$13.51 — $15.32	326,736	3.8	$14.24	326,736	$14.24
$15.33 — $19.98	304,990	2.4	$17.02	297,490	$17.02
$19.99 — $22.26	338,640	2.2	$22.04	338,640	$22.04
$22.27 — $36.08	335,635	2.8	$27.20	335,635	$27.20

2000 Stock Option Plan
$7.31 — $9.22	40,400	0.1	$8.26	40,400	$8.26
$9.23 — $10.71	5,250	0.7	$10.18	5,250	$10.18
$10.72 — $11.24	132,500	0.5	$11.24	132,500	$11.24

Directors Option Plan
$8.44 — $11.11	9,000	0.4	$10.29	9,000	$10.29
$11.12 — $11.93	45,000	0.8	$11.93	45,000	$11.93